Disposal of a Subsidiary - Summary of Analysis of Net Inflow of Cash and Cash Equivalents in Respect of Disposal of a Subsidiary (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Disclosure of subsidiaries [abstract]
Cash consideration	¥ 2,433
Cash and bank balances disposed of	(536)
Net inflow of cash and cash equivalents in respect of the disposal of a subsidiary	¥ 1,897	¥ 49